LEASE (Tables)	12 Months Ended
Dec. 31, 2025
LEASE
Schedule of component lease receivables

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Current
Account receivable - Operating lease	11,816	10,430	1,491
Account receivable - Sales-type lease	2,178	2,546	364

Total	13,994	12,976	1,855

Schedule of component sales-type and direct financing leases

	For the Year Ended December 31, 2025
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$
Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	3,026	433	—	—	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	3,026	433	—	—	—	—

Lease income relating to lease payments	—	—	—	—	3,159	452
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	3,159	452

	For the Year Ended December 31, 2024
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$

Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	2,637	361	—	—	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	2,637	361	—	—	—	—

Lease income relating to lease payments	—	—	—	—	6,719	920
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	6,719	920

Schedule of future minimum lease payments to be received from such non-cancelable operating leases

Future minimum
operating lease payments
	RMB	US$
2026	931	133
2027	—	—
2028	—	—
2029	—	—
2030	—	—
Above 5 years	—	—

Schedule of components of lease cost

	For the year ended December 31, 2025
	RMB	US$
Operating lease cost	27,320	3,907
Short term lease cost	56	8

Total	27,376	3,915

Schedule of cash flow and other information operating leases

	For the year
	ended December 31, 2025
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	10,094	1,443
ROU assets obtained in exchange for operating lease liabilities*	70	10
Weighted-average remaining lease terms (in years)	3.6	3.6
Weighted-average discount rate	5.07%	5.07%
*	Includes new leases entered into during the year ended December 31, 2025. Changes in the ROU asset and liability are presented net within operating activities.

Summary of future minimum lease payments for operating leases

	Minimum Lease Payments
	RMB	US$
Year ending December 31,
2026	43,773	6,260
2027	15,381	2,199
2028	14,261	2,039
2029	14,261	2,039
2030	14,742	2,108
Thereafter	72,342	10,345
Total future lease payments	174,760	24,990
Less: Imputed interest	6,336	906
Total lease liability balance	168,424	24,084

Schedule of prepaid land lease payments

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
	Right-of-use	Right-of-use	Right-of-use
	Asset	asset	asset
Land use rights	464,209	464,209	66,381
Less: accumulated amortization	(75,977)	(85,599)	(12,241)
Net carrying value	388,232	378,610	54,140

Schedule of estimated annual amortization expenses

	Amortization
	RMB	US$
2026	9,622	1,376
2027	9,622	1,376
2028	9,622	1,376
2029	9,622	1,376
2030	9,622	1,376